Financial Instruments (Schedule of Sensitivity Analysis of Equity) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
5% in Euro Increase Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	€ 185	€ 169
5% in Euro Decrease Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	(185)	(169)
5% in NIS Increase Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	412	(367)
5% in NIS Decrease Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	€ (412)	€ 367